STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	9 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (9,943,420)	$ (9,420,914)
Adjustments to reconcile net loss to net cash used in operating activities:
Prepaid stock issued for services	1,813,853	0
Common stock issued for services - related party	5,915,000	0
Common stock issued for services	85,905	7,495,770
Change in fair value of derivative	314,120	470,635
Debt discount amortization	208,050	5,698
Loss on conversion of debt	97,249	343,120
Loss on conversion of preferred stock	911,109	(0)
Changes in assets and liabilities:
Prepaids and other assets	39,850	(364,061)
Accounts payable	8,277	(6,795)
Accrued expenses	49,985	13,640
Accrued expenses – related party	8,043	0
Accrued compensation	86,209	38,036
Net cash used in operating activities	(405,769)	(1,424,871)
CASH FLOWS FROM INVESTING ACTIVITIES:	0	0
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds of borrowings from a related party	42,000	6,344
Proceeds from the sale of common stock	0	1,084,000
Proceeds from convertible notes payable	77,355	400,000
Repayment of convertible note payable	(15,000)	0
Proceeds from the sale of preferred stock	261,200	0
Proceeds from notes payable	0	118,971
Payment on notes payable	(27,903)	(20,000)
Net cash provided by financing activities	337,652	1,589,315
Net change in cash	(68,117)	164,444
Cash at the beginning of period	71,724	6,789
Cash at the end of period	3,607	171,233
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid	0	0
Income taxes paid	0	0
NON-CASH TRANSACTIONS:
Common stock issued for prepaid services	1,813,854	4,755,104
Common stock issued for investment	0	300,000
Common stock issued for conversion of debt	$ 0	$ 395,300